Employee benefit obligations - Plan Asset Composition (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Cash and equivalent	0.60%	0.90%
Debt instruments	28.40%	28.00%
Equity instruments	31.50%	30.80%
Real estate	23.00%	22.80%
Alternative assets	16.50%	17.50%
Total	100.00%	100.00%